Millennium Funds, Inc.

400 Montgomery Street, Suite 800

San Francisco, CA  94104

October 28, 2002

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C.  20549

Re:

Millennium Funds, Inc.

File Nos.

333-49347

811-08729

Ladies and Gentlemen:

I hereby certify pursuant to Rule 497(j) under the Securities Act of 1933 that the Prospectus and Statement of Additional Information with respect to the above-referenced funds dated November 1, 2002 do not differ from those filed in the post-effective amendment no. 4, which was filed electronically.

Sincerely,

/s/ Robert A. Dowlett

Robert A. Dowlett

President